ORGANIZATION (Details Narrative) - USD ($)																3 Months Ended
	Jun. 29, 2021	Jun. 25, 2021	May 18, 2021	May 13, 2021	Feb. 17, 2021	Feb. 08, 2021	Dec. 29, 2020	Nov. 27, 2020	Sep. 23, 2020	Aug. 17, 2020	Aug. 06, 2020	Jul. 27, 2020	Oct. 01, 2017	Sep. 27, 2017	Aug. 24, 2017	Jun. 30, 2020	Aug. 07, 2018
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of common stock issued	$ 235,200	$ 115,616	$ 183,600	$ 76,500			$ 41,051	$ 163,000	$ 48,000	$ 60,000	$ 26,778	$ 72,800				$ 6,000
Chief Executive Officer [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross					1,616,379
Georgia Limited Liability Company [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares acquired for exchange															85,000,000
CARE [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business acquisition, percentage of voting interests acquired													100.00%
Number of common stock issued													$ 902,700
Cash													586,890
CARE [Member] | Promissory Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt													$ 315,810
CFSI [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business acquisition, percentage of voting interests acquired													100.00%
Number of common stock issued													$ 597,300
Cash													418,110
CFSI [Member] | Promissory Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt													$ 179,190
Georgia Limited Liability Company [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Reverse stock split description														reverse stock split of 1 share for 1000 shares
Agreement [Member] | St. James Capital Management, LLC. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cancellation of shares															3,000,000
Reverse stock split description														reverse stock split of 1 share for 1000 shares
Agreement [Member] | Mirabile Corporate Holdings, Inc. [Member] | Chief Executive Officer [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity ownership interest percentage																	7.50%
Asset Purchase Agreement [Member] | DG Research, Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Value, Restricted Stock Award, Gross						$ 160,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross						2,000,000
[custom:RemittedAmount]						$ 50,000
Proceeds from Notes Payable						$ 110,000
Maturity date						Apr. 09, 2021